Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter One Report [Member]
Common Stock Par Value		$ 0
Common Stock Authorized		500,000,000
Common Stock Issued		37,351,243
Common Stock Outstanding		37,351,243
Convertible Debt, Currrent, Debt Discount		$ 713,319
Convertible Debt, Current, Related Party, Debt Discount		17,305
Convertible Debt, Long Term, Debt Discount		$ 1,308,213
Quarter Three Report [Member]
Common Stock Par Value	$ 0		$ 0
Common Stock Authorized	500,000,000		500,000,000
Common Stock Issued	41,067,918		35,750,000
Common Stock Outstanding	41,067,918		35,750,000
Convertible Debt, Currrent, Debt Discount	$ 948,197		$ 2,552,237
Convertible Debt, Current, Related Party, Debt Discount	$ 5,785		23,001
Convertible Debt, Long Term, Debt Discount			$ 1,582,087